Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Allowance for Credit Losses

Changes in the allowance for credit losses as of March 31, 2026 and September 30, 2025 are as follow:

	March 31, 2026	September 30, 2025
Beginning balance	$1,183,298	$1,003,514
(Reversal)/Addition	(323,418)	191,562
Exchange difference	32,843	(11,778)
Ending balance	$892,723	$1,183,298

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable

Accounts receivable, net as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Accounts receivable	$20,858,378	$25,957,139
Less: allowance for credit losses	(892,723)	(1,183,298)
Accounts receivable, net	$19,965,655	$24,773,841